Organization and Nature of Operations - Schedule of Consolidated Financial Statements (Details)	12 Months Ended
Dec. 31, 2024
Shengfeng Holding Limited (“Shengfeng HK”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hong Kong
Date of incorporation or acquisition	Aug. 18, 2020
Percentage of direct or indirect	100.00%
Principal activities	Investment holding of Tianyu
Tianyu Shengfeng Logistics Group Co., Ltd. (“Tianyu”, formerly known as “Fujian Tianyu Shengfeng Logistics Co., Ltd “) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Dec. 16, 2020
Percentage of direct or indirect	100.00%
Principal activities	Investment holding of Shengfeng VIE
VIE [Member] | Shenzhen Tianyu Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Dec. 07, 2001
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Fuqing Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Apr. 15, 2011
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Xiamen Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Dec. 22, 2011
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Guangdong Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Guangdong, the PRC
Date of incorporation or acquisition	Dec. 30, 2011
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Hainan Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hainan, the PRC
Date of incorporation or acquisition	Aug. 18, 2020
Percentage of direct or indirect	51.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Beijing Tianyushengfeng E-commerce Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Beijing, the PRC
Date of incorporation or acquisition	Jan. 09, 2004
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Beijing Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Beijing, the PRC
Date of incorporation or acquisition	Apr. 13, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics (Guizhou) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Guizhou, the PRC
Date of incorporation or acquisition	Aug. 15, 2017
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics (Tianjin) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Tianjin, the PRC
Date of incorporation or acquisition	Mar. 08, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics (Shandong) Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Shandong, the PRC
Date of incorporation or acquisition	Mar. 15, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics Hebei Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hebei, the PRC
Date of incorporation or acquisition	Feb. 17, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics (Henan) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Henan, the PRC
Date of incorporation or acquisition	Mar. 28, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics (Liaoning) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Liaoning, the PRC
Date of incorporation or acquisition	Mar. 02, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics (Yunnan) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Yunnan, the PRC
Date of incorporation or acquisition	Jan. 25, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics (Guangxi) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Guangxi, the PRC
Date of incorporation or acquisition	Feb. 01, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Hubei Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hubei, the PRC
Date of incorporation or acquisition	Dec. 15, 2010
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics Group (Shanghai) Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Shanghai, the PRC
Date of incorporation or acquisition	Aug. 26, 2015
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Shanghai Shengxu Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Shanghai, the PRC
Date of incorporation or acquisition	Jun. 04, 2003
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Hangzhou Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Zhejiang, the PRC
Date of incorporation or acquisition	Jun. 10, 2010
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Nanjing Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Jiangsu, the PRC
Date of incorporation or acquisition	Aug. 30, 2011
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Suzhou Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Jiangsu, the PRC
Date of incorporation or acquisition	Jan. 14, 2005
Percentage of direct or indirect	90.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Suzhou Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Jiangsu, the PRC
Date of incorporation or acquisition	Aug. 09, 2019
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Jun. 19, 2014
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Fuzhou Shengfeng Transportation Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Apr. 18, 2019
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Sichuan Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Sichuan, the PRC
Date of incorporation or acquisition	Jun. 27, 2019
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Fujian Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Apr. 02, 2020
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Fujian Dafengche Information Technology Co. Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Aug. 26, 2020
Percentage of direct or indirect	100.00%
Principal activities	Software engineering
VIE [Member] | Ningde Shengfeng Logistics Co. Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Nov. 12, 2018
Percentage of direct or indirect	51.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics (Zhejiang) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Zhejiang, the PRC
Date of incorporation or acquisition	Feb. 01, 2021
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Chengdu Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Chengdu, the PRC
Date of incorporation or acquisition	Oct. 12, 2021
Percentage of direct or indirect	100.00%
Principal activities	Supply chain management service
VIE [Member] | Shengfeng Logistics Group (Ningde) Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Sep. 23, 2022
Percentage of direct or indirect	100.00%
Principal activities	Supply chain management service
VIE [Member] | Anhui Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Anhui, the PRC
Date of incorporation or acquisition	Nov. 29, 2023
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Shenzhen Tianyu Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Guangdong, the PRC	[1]
Date of incorporation or acquisition	May 19, 2023	[1]
Percentage of direct or indirect	100.00%	[1]
Principal activities	Transportation and supply chain management service	[1]
VIE [Member] | Ningbo Shengfeng Supply Chain Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Zhejiang, the PRC
Date of incorporation or acquisition	Apr. 16, 2024
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Qingdao Shengfeng Supply Chain Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Shandong, the PRC
Date of incorporation or acquisition	Apr. 22, 2024
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Zhongshan Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Guangdong, the PRC
Date of incorporation or acquisition	May 15, 2024
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Hunan Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hunan, the PRC
Date of incorporation or acquisition	May 23, 2024
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Jiangxi Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Jiangxi, the PRC
Date of incorporation or acquisition	May 24, 2024
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Dongguan Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Guangdong, the PRC
Date of incorporation or acquisition	Jul. 07, 2024
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Langfang Shengfeng Logistics Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hebei, the PRC
Date of incorporation or acquisition	Aug. 27, 2024
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Liaoning Tianyu Changsheng Supply Chain Management Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Liaoning, the PRC
Date of incorporation or acquisition	Oct. 16, 2024
Percentage of direct or indirect	66.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Chongqing Tianyu Shengfeng Supply Chain Management Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Chongqin, the PRC
Date of incorporation or acquisition	Oct. 21, 2024
Percentage of direct or indirect	100.00%
Principal activities	Transportation and supply chain management service
VIE [Member] | Fujian Shengfeng Fulai Low Altitude Comprehensive Service Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Nov. 07, 2024
Percentage of direct or indirect	51.00%
Principal activities	Transportation and cargo packaging service
VIE [Member] | Fujian Shengfeng Zhuoyue Shipping Engineering Technology Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Dec. 09, 2024
Percentage of direct or indirect	51.00%
Principal activities	Technical services and development
VIE [Member] | Yichun Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Jiangxi, the PRC
Date of incorporation or acquisition	Dec. 01, 2022
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Fujian Shengfeng Smart Technology Co., Ltd. (“SF Smart”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the PRC	[2]
Date of incorporation or acquisition	Apr. 20, 2023	[2]
Percentage of direct or indirect	0.00%	[2]
Principal activities	Property management service	[2]
VIE [Member] | Fujian Pingtan Tianyu Shengfeng Technology Co., Ltd. (“Pingtan SF”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the PRC	[3]
Date of incorporation or acquisition	Sep. 27, 2023	[3]
Percentage of direct or indirect	0.00%	[3]
Principal activities	Supply chain management service	[3]
VIE [Member] | Hubei Tianyu Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hubei, the PRC
Date of incorporation or acquisition	Nov. 14, 2023
Percentage of direct or indirect	100.00%
Principal activities	Transportation and supply chain management service
VIE [Member] | Wanzai Shengfeng Logistics Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Jiangxi, the PRC	[4]
Date of incorporation or acquisition	Jan. 04, 2024	[4]
Percentage of direct or indirect	0.00%	[4]
Principal activities	Transportation and supply chain management service	[4]

[1]	On June 12, 2024, Tianyu transferred its 100% equity interests in Shenzhen Tianyu Shengfeng Supply Chain Management Co., Ltd. to Shengfeng Logistics.
[2]	On April 20, 2023, SF Smart was set up in Fujian, China, with 55% of the equity interests owned by Tianyu, and 45% of the equity interests owned by Shengfeng Supply Chain Management Co., Ltd. During the year ended December 31, 2023, Tianyu entered into an equity purchase agreement to sell its 51% equity interest in Pingtan SF and Pingtan SF’s subsidiary (SF Smart) to a third party. The transaction was completed on March 13, 2024. On June 3, 2024, Shengfeng Supply Chain Management Co., Ltd. entered into an equity purchase agreement to sell its 49% equity interest in Pingtan SF and Pingtan SF’s subsidiary (SF Smart) to a third party. The equity transfer was completed on June 19, 2024.
[3]	On September 27, 2023, Pingtan SF was set up in Fujian, China, with 51% of the equity interests owned by Tianyu, and 49% of the equity interests owned by Shengfeng Supply Chain Management Co., Ltd. Tianyu further entered into an agreement to sell 51% equity interest of Pingtan SF and Pingtan SF’s subsidiary (SF Smart) to a third party for a consideration of $7.2 million (RMB51.0 million). Tianyu received $2.8 million (RMB20.0 million) as of December 31, 2023 and received the remaining balance on January 12, 2024. The transaction was completed on March 13, 2024. On June 3, 2024, Shengfeng Supply Chain Management Co., Ltd. entered into an agreement to sell 49% equity interest of Pingtan SF and Pingtan SF’s subsidiary (SF Smart) to a third party for a consideration of $6.8 million (RMB49.0 million). Shengfeng Supply Chain Management Co., Ltd. received $6.1 million (RMB44.0 million) as of December 31, 2024. The remaining consideration shall be paid before June 30, 2025. The equity transfer was completed on June 19, 2024.
[4]	Wanzai Shengfeng Logistics Co., Ltd. was deregistered on October 29, 2024